PENSION AND OTHER POSTRETIREMENT BENEFITS - Schedule of Change in Benefit Obligations (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 07, 2025	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Benefits
Change in benefit obligation:
Benefit obligation at the beggining of the period	$ 3,369	$ 3,655	$ 3,481	$ 3,711
Service cost			0	0
Interest cost		79	120	198	$ 207
Actuarial (gain) loss		0		(93)
Benefits paid		(107)	(232)	(335)
Participants’ contributions		0	0	0
Retiree Medicare drug subsidy		0	0	0
Benefit obligation at the ending of the period	3,655	3,627	3,369	3,481	3,711
Adjustments to Paramount Global’s basis (Note 2)	286
Postretirement Benefits
Change in benefit obligation:
Benefit obligation at the beggining of the period	152	162	165	193
Service cost		0	1	1	1
Interest cost		4	5	10	12
Actuarial (gain) loss		1		(14)
Benefits paid		(17)	(31)	(34)
Participants’ contributions		5	10	6
Retiree Medicare drug subsidy		1	2	3
Benefit obligation at the ending of the period	162	$ 156	$ 152	$ 165	$ 193
Adjustments to Paramount Global’s basis (Note 2)	$ 10